East Shore Distributors, Inc.

8335 Sunset Blvd., Suite #238

West Hollywood, CA 90069

May 9, 2014

Via EDGAR

U.S. Securities and Exchange Commission

Division of Corporation Finance

100 F. Street, N.E.

Washington, D.C. 20549

Attention: John Reynolds, Assistant Director

RE:	East Shore Distributors, Inc.

Form PRE 14C

Filed March 14, 2014

File No. 001-35757

Dear Mr. Reynolds:

Please find below responses to the letter, dated March 24, 2014, from Mr. James Lopez regarding certain comments raised by the staff (the “Staff”) of the Securities and Exchange Commission (the “Commission”) with respect to the Information Statement on Form PRE 14C (the “Information Statement”) filed by East Shore Distributors, Inc. (the “Company”) with the Commission. For your convenience, the Staff’s comments are included in this letter and are followed by the applicable response.

We note you are seeking to increase your authorized common stock from 100,000,000 shares to 500,000,000 shares. Please revise to provide the information required by Item 11 of Schedule 14A. For instance, it is unclear why you are proposing the increased authorization and what effect it will have on existing security holders. In addition, please clearly state whether the company has any current plans for issuance of the additional shares.

Response:

The Company has amended the Information Statement to incorporate the information required by Item 11 of Schedule 14A.

Division of Corporation Finance

U.S. Securities and Exchange Commission

May 9, 2014

In connection with responding to the Staff’s comments, the Company acknowledges that:

•     The Company is responsible for the adequacy and accuracy of the disclosure in the filing;

•     Staff comments or changes to disclosure in response to Staff comments do not foreclose the Commission from taking any action with respect to the filing; and

•     The Company may not assert Staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

If you have any questions, please feel free to contact the undersigned by telephone at (323) 337-9086, or our legal counsel, Allen Sussman, at (310) 282-2375. Thank you for your attention to this matter.

Sincerely,

/s/ Jonathan Lim
Jonathan Lim, Chief Executive Officer

cc:	Erin Wilson, Esq.

James Lopez, Esq.

Allen Z. Sussman, Esq., Loeb & Loeb, LLP, facisimile (310) 919-3934